Called-up share capital	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Called-up share capital	Called-up share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2020		2019		2018
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	21,535,840	5,383	21,525,464	5,381	21,288,193	5,322
Issue of new shares for the scrip dividend programme	—	—	208,927	52	195,305	49
Issue of new shares for employee share-based payment plans	34,000	9	37,400	9	92,168	23
Issue of new shares – other	—	—	—	—	—	—
Repurchase of ordinary share capital	(120,058)	(30)	(235,951)	(59)	(50,202)	(13)
At 31 December	21,449,782	5,362	21,535,840	5,383	21,525,464	5,381
		5,383		5,404		5,402
[a] The nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.

Voting on substantive resolutions tabled at a general meeting is on a poll. On a poll, shareholders present in person or by proxy have two votes for every £5 in nominal amount of the first and second preference shares held and one vote for every ordinary share held. On a show-of-hands vote on other resolutions (procedural matters) at a general meeting, shareholders present in person or by proxy have one vote each.
In the event of the winding up of the company, preference shareholders would be entitled to a sum equal to the capital paid up on the preference shares, plus an amount in respect of accrued and unpaid dividends and a premium equal to the higher of (i) 10% of the capital paid up on the preference shares and (ii) the excess of the average market price of such shares on the London Stock Exchange during the previous six months over par value.
During 2020 the company repurchased 120 million ordinary shares for a total consideration of $776 million, including transaction costs of $4 million, as part of the share repurchase programme announced on 31 October 2017. All shares purchased were for cancellation. The repurchased shares represented 0.6% of ordinary share capital. The number of shares in issue is reduced when shares are repurchased.
Treasury shares[a]

		2020		2019		2018
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	1,296,856	323	1,426,265	356	1,482,072	370
Purchases for settlement of employee share plans	—	—	1,118	—	757	—
Issue of new shares for employee share-based payment plans	34,116	9	37,400	9	92,168	23
Shares re-issued for employee share-based payment plans	(143,322)	(36)	(167,927)	(42)	(148,732)	(37)
At 31 December	1,187,650	296	1,296,856	323	1,426,265	356
Of which – shares held in treasury by bp	1,105,157	275	1,163,077	290	1,264,732	316
– shares held in ESOP trusts	82,491	21	133,707	33	161,518	40
– shares held by bp’s US share plan administrator[b]	2	—	72	—	15	—
[a]    See Note 32 for definition of treasury shares.
[b] Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.

For each year presented, the balance at 1 January represents the maximum number of shares held in treasury by bp during the year, representing 5.4% (2019 5.9% and 2018 6.9%) of the called-up ordinary share capital of the company.
During 2020, the movement in shares held in treasury by bp represented less than 0.3% (2019 less than 0.5% and 2018 less than 1.0%) of the ordinary share capital of the company.
Capital and reserves

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2020	5,404	12,417	1,498	27,206	46,525
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(30)	—	30	—	—
Share-based payments, net of tax[b]	9	167	—	—	176
Share of equity-accounted entities’ changes in equity, net of tax[c]	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Tax on issue of perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[d]	—	—	—	—	—
At 31 December 2020	5,383	12,584	1,528	27,206	46,701

At 31 December 2018	5,402	12,305	1,439	27,206	46,352
Adjustment on adoption of IFRS 16, net of tax	—	—	—	—	—
At 1 January 2019	5,402	12,305	1,439	27,206	46,352
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	52	(52)	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(59)	—	59	—	—
Share-based payments, net of tax[b]	9	164	—	—	173
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax[e]	—	—	—	—	—
At 31 December 2019	5,404	12,417	1,498	27,206	46,525
[a] Principally foreign exchange effects relating to the Russian rouble.
[b] Movements in treasury shares relate to employee share-based payment plans.
[c] Principally relates to a non-controlling interest transaction entered into by Rosneft.
[d] Principally relates to the sale of interests in our UK and New Zealand retail property portfolio, for which proceeds of $0.5 billion and $0.2 billion were received respectively.
[e] Principally relates to the sale of a 49% interest in bp's retail property portfolio in Australia.
32. Capital and reserves – continued

										$ million
Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
								Hybrid bonds	Other interest
(14,412)	(6,495)	—	(752)	(160)	(912)	73,706	98,412	—	2,296	100,708
—	—	—	—	—	—	(20,305)	(20,305)	256	(680)	(20,729)

—	(2,224)	—	—	—	—	—	(2,224)	—	37	(2,187)
—	—	—	31	60	91	—	91	—	—	91
—	—	—	—	—	—	312	312	—	—	312
—	—	—	—	—	—	71	71	—	—	71

—	—	—	—	—	—	65	65	—	—	65
—	—	—	7	—	7	—	7	—	—	7
—	(2,224)	—	38	60	98	(19,857)	(21,983)	256	(643)	(22,370)
—	—	—	—	—	—	(6,367)	(6,367)	—	(238)	(6,605)
—	—	—	6	—	6	—	6	—	—	6
—	—	—	—	—	—	(776)	(776)	—	—	(776)
1,188	—	—	—	—	—	(638)	726	—	—	726
—	—	—	—	—	—	1,341	1,341	—	—	1,341
—	—	—	—	—	—	(48)	(48)	11,909	—	11,861
—	—	—	—	—	—	—	—	(89)	—	(89)
—	—	—	—	—	—	3	3	—	—	3
—	—	—	—	—	—	(64)	(64)	—	827	763
(13,224)	(8,719)	—	(708)	(100)	(808)	47,300	71,250	12,076	2,242	85,568

(15,767)	(8,902)	—	(777)	(210)	(987)	78,748	99,444	—	2,104	101,548
—	—	—	—	—	—	(329)	(329)	—	(1)	(330)
(15,767)	(8,902)	—	(777)	(210)	(987)	78,419	99,115	—	2,103	101,218
—	—	—	—	—	—	4,026	4,026	—	164	4,190

—	2,407	—	—	—	—	—	2,407	—	9	2,416
—	—	—	5	50	55	—	55	—	—	55
—	—	—	—	—	—	82	82	—	—	82
—	—	—	—	—	—	(64)	(64)	—	—	(64)

—	—	—	—	—	—	171	171	—	—	171
—	—	—	(3)	—	(3)	—	(3)	—	—	(3)
—	2,407	—	2	50	52	4,215	6,674	—	173	6,847
—	—	—	—	—	—	(6,929)	(6,929)	—	(213)	(7,142)
—	—	—	23	—	23	—	23	—	—	23
—	—	—	—	—	—	(1,511)	(1,511)	—	—	(1,511)
1,355	—	—	—	—	—	(809)	719	—	—	719
—	—	—	—	—	—	5	5	—	—	5
—	—	—	—	—	—	316	316	—	233	549
(14,412)	(6,495)	—	(752)	(160)	(912)	73,706	98,412	—	2,296	100,708
32. Capital and reserves – continued

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 31 December 2017	5,343	12,147	1,426	27,206	46,122
Adjustment on adoption of IFRS 9, net of tax	—	—	—	—	—
At 1 January 2018	5,343	12,147	1,426	27,206	46,122
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax[a]	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	49	(49)	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(13)	—	13	—	—
Share-based payments, net of tax[b]	23	207	—	—	230
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2018	5,402	12,305	1,439	27,206	46,352
[a] Principally foreign exchange effects relating to the Russian rouble.
[b] Movements in treasury shares relate to employee share-based payment plans.
32. Capital and reserves – continued

										$ million
Treasury shares	Foreign currency translation reserve	Available- for-sale investments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
								Hybrid bonds	Other interest
(16,958)	(5,156)	17	(760)	—	(743)	75,226	98,491	—	1,913	100,404
—	—	(17)	—	(37)	(54)	(126)	(180)	—	—	(180)
(16,958)	(5,156)	—	(760)	(37)	(797)	75,100	98,311	—	1,913	100,224
—	—	—	—	—	—	9,383	9,383	—	195	9,578

—	(3,746)	—	—	—	—	—	(3,746)	—	(41)	(3,787)
—	—	—	(6)	(173)	(179)	—	(179)	—	—	(179)
—	—	—	—	—	—	417	417	—	—	417
—	—	—	—	—	—	7	7	—	—	7

—	—	—	—	—	—	1,599	1,599	—	—	1,599
—	—	—	(37)	—	(37)	—	(37)	—	—	(37)
—	(3,746)	—	(43)	(173)	(216)	11,406	7,444	—	154	7,598
—	—	—	—	—	—	(6,699)	(6,699)	—	(170)	(6,869)
—	—	—	26	—	26	—	26	—	—	26
—	—	—	—	—	—	(355)	(355)	—	—	(355)
1,191	—	—	—	—	—	(718)	703	—	—	703
—	—	—	—	—	—	14	14	—	—	14
—	—	—	—	—	—	—	—	—	207	207
(15,767)	(8,902)	—	(777)	(210)	(987)	78,748	99,444	—	2,104	101,548
.
32. Capital and reserves – continued
Share capital
The balance on the share capital account represents the aggregate nominal value of all ordinary and preference shares in issue, including treasury shares.
Share premium account
The balance on the share premium account represents the amounts received in excess of the nominal value of the ordinary and preference shares.
Capital redemption reserve
The balance on the capital redemption reserve represents the aggregate nominal value of all the ordinary shares repurchased and cancelled.
Merger reserve
The balance on the merger reserve represents the fair value of the consideration given in excess of the nominal value of the ordinary shares issued in an acquisition made by the issue of shares.
Treasury shares
Treasury shares represent bp shares repurchased and available for specific and limited purposes. For accounting purposes shares held in Employee Share Ownership Plans (ESOPs) and bp’s US share plan administrator to meet the future requirements of the employee share-based payment plans are treated in the same manner as treasury shares and are, therefore, included in the financial statements as treasury shares. The ESOPs are funded by the group and have waived their rights to dividends in respect of such shares held for future awards. Until such time as the shares held by the ESOPs vest unconditionally to employees, the amount paid for those shares is shown as a reduction in shareholders’ equity. Assets and liabilities of the ESOPs are recognized as assets and liabilities of the group.
Foreign currency translation reserve
The foreign currency translation reserve records exchange differences arising from the translation of the financial statements of foreign operations. Upon disposal of foreign operations, the related accumulated exchange differences are reclassified to the income statement.
Available-for-sale investments
This reserve recorded the changes in fair value of investments classified as available-for-sale under IAS 39 except for impairment losses, foreign exchange gains or losses, or changes arising from revised estimates of future cash flows. On adoption of IFRS 9 the balance in this reserve was transferred to the profit and loss account reserve. Under the new standard the group recognizes fair value gains and losses on these investments in profit or loss.
Cash flow hedges
This reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge. It includes $651 million relating to the acquisition of an 18.5% interest in Rosneft in 2013 which will only be reclassified to the income statement if the investment in Rosneft is either sold or impaired. For further information on the accounting for cash flow hedges see Note 1 - Derivative financial instruments and hedging activities.
Costs of hedging
This reserve records the change in fair value of the foreign currency basis spread of financial instruments to which cost of hedge accounting has been applied. The accumulated amount relates to time-period related hedged items and is amortized to profit or loss over the term of the hedging relationship.
Prior to the group’s adoption of IFRS 9 changes in the fair value of such foreign currency basis spreads were recognized in profit or loss. On adoption of the new standard a transfer from the profit and loss account reserve to the costs of hedging reserve was made in order to reflect the opening reserves position for relevant hedging instruments existing on transition. For further information on the accounting for costs of hedging see Note 1 - Derivative financial instruments and hedging activities.
Profit and loss account
The balance held on this reserve is the accumulated retained profits of the group.
Non-controlling interests
Non-controlling interests represent the equity in subsidiaries that is not attributable, directly or indirectly, to bp shareholders. Included within non-controlling interests are perpetual subordinated hybrid bonds issued by BP Capital Markets PLC, a group subsidiary, on 17 June 2020 in euro, sterling and US dollars for a US dollar equivalent amount of $11.9 billion. The hybrid bonds include redemption options exercisable at the group’s discretion from June 2025 to March 2030 (the first ‘call date’), on specified dates thereafter, or in the event of specific circumstances (such as a change in IFRS or tax regime) as set out in the individual terms of each issue. Coupons are fixed for an initial period up to dates from September 2025 to June 2030 at rates of 3.25% to 4.875% and reset to rates determined by the contractual terms of each instrument on certain dates thereafter. The contractual terms of the hybrid bonds allow the group to defer coupon payments and the repayment of principal indefinitely, however their terms and conditions stipulate that any deferred payments must be made in the event of an announcement of an ordinary share or parity equity dividend distribution or certain share repurchases or redemptions. As the group has the unconditional right to avoid transferring cash or another financial asset in relation to these hybrid bonds, they are classified as equity instruments and reported within non-controlling interests in the consolidated financial statements.
32. Capital and reserves – continued
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2020
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(2,196)	9	(2,187)
Cash flow hedges (including reclassifications)	41	(10)	31
Costs of hedging (including reclassifications)	64	(4)	60
Share of items relating to equity-accounted entities, net of tax	312	—	312
Other	—	71	71
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	170	(105)	65
Cash flow hedges that will subsequently be transferred to the balance sheet	7	—	7
Other comprehensive income	(1,602)	(39)	(1,641)

			$ million
			2019
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	2,418	(2)	2,416
Cash flow hedges (including reclassifications)	6	(1)	5
Costs of hedging (including reclassifications)	53	(3)	50
Share of items relating to equity-accounted entities, net of tax	82	—	82
Other	—	(64)	(64)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	328	(157)	171
Cash flow hedges that will subsequently be transferred to the balance sheet	(3)	—	(3)
Other comprehensive income	2,884	(227)	2,657

			$ million
			2018
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(3,771)	(16)	(3,787)
Cash flow hedges (including reclassifications)	(6)	—	(6)
Costs of hedging (including reclassifications)	(186)	13	(173)
Share of items relating to equity-accounted entities, net of tax	417	—	417
Other	—	7	7
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset	2,317	(718)	1,599
Cash flow hedges that will subsequently be transferred to the balance sheet	(37)	—	(37)
Other comprehensive income	(1,266)	(714)	(1,980)